CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Mar. 21, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 54,514		$ 15,924	$ 11,357
Accounts receivable, net	51,725		81,500	61,963
Inventory, net	268,328		201,010	520,339
Inventory purchase deposits	252,745		86,700	53,800
Prepaid expenses and other current assets	117,816		26,184	20,316
Total current assets	745,128		411,318	667,775
Fixed assets, net	30,939		17,656	4,517
Patent, net	611,147		639,138	2,599,578
Total Assets	1,387,214		1,068,112	3,271,870
Current Liabilities:
Accounts payable and accrued expenses			1,041,487	499,071
Accounts payable and accrued expenses	862,265		1,015,119
Accrued interest payable	740,577		618,340	588,932
Deferred revenue	97,025		26,368
Promissory notes payable, net of discount	1,287,796		599,062	828,320
Related party advances and notes payable	159,430		159,430	161,221
Other current liability	350,000		350,000	350,000
Obligation to issue common stock	70,022		70,000	143,000
Derivative liability resulting from commitments to issue common shares in excess of amount authorized			125,377
Derivative instruments	2,792,712		1,118,523
Derivative instruments			993,146	24,124
Convertible promissory notes, net of discounts	1,823,288		1,604,000	905,000
Total current liabilities	8,183,115		5,560,842	3,499,668
Contingent note payable from patent purchase, net of discount	1,006,271		965,543	821,336
Convertible promissory notes, net of discounts	45,205		227,372
Liability for contingent compensation	54,109		43,519	10,186
Total liabilities	9,288,700		6,797,276	4,331,190
Commitments and contingencies
Shareholders' deficit:
Common stock	1,467		214,524	189,334
Additional paid-in capital	25,312,177		21,128,703	18,782,970
Accumulated deficit	(33,215,135)		(27,072,391)	(20,031,624)
Total shareholders' deficit	(7,901,486)		(5,729,164)	(1,059,320)
Total liabilities and shareholders' deficit	1,387,214		1,068,112	3,271,870
Series A Preferred Stock
Shareholders' deficit:
Preferred stock	$ 5